Segment reporting (Tables)	3 Months Ended
Mar. 31, 2020
Segment reporting
Schedule of segment reporting

	Three months ended March 31,
	2020
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	1,638	2,579	(333)	3,884
third party	1,305	2,579	--	3,884
intra-segment	333	--	(333)	—
Cost of sales	944	1,785		2,729
Gross profit	361	794		1,155
Gross profit in %	27.7%	30.8%		29.7%
Operating Expenses				(4,547)
Other operating expenses				(659)
Other operating income				532
Operating loss				(3,519)
Finance expense				(613)
Finance income				1,594
Financial result				981
Loss before income taxes				(2,538)
Income tax income (expense)				(63)
Net loss				(2,601)

	Three months ended March 31,
	2019
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	2,630	3,150	(215)	5,565
third party	2,415	3,150	--	5,565
intra-segment	215	--	(215)	—
Cost of sales	1,586	2,066		3,652
Gross profit	829	1,084		1,913
Gross profit in %	34.3%	34.4%		34.4%
Operating Expenses				(4,820)
Other operating expenses				(13)
Other operating income				978
Operating loss				(1,942)
Finance expense (1) (2)				(825)
Finance income (1) (2)				165
Financial result				(660)
Loss before income taxes				(2,602)
Income tax income (expense) (2)				(14)
Net loss				(2,616)

(1)Comparative figures for the three months ended March 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements

(2)Comparative figures for the three months ended March 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements